AB Sustainable International Thematic Fund, Inc.

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.1%
Financials – 19.2%
Banks – 8.4%
Bank Mandiri Persero TBK PT	18,304,500	$10,039,343
Erste Group Bank AG	590,630	21,538,212
HDFC Bank Ltd.	1,085,071	20,898,280
Svenska Handelsbanken AB - Class A(a)	1,877,123	17,260,978

		69,736,813

Capital Markets – 6.4%
Deutsche Boerse AG	72,180	12,993,185
London Stock Exchange Group PLC	176,090	18,362,771
Partners Group Holding AG	17,825	22,070,962

		53,426,918

Insurance – 4.4%
Aflac, Inc.	263,040	16,937,146
AIA Group Ltd.	1,205,000	12,582,472
Prudential PLC	442,536	6,533,280

		36,052,898

		159,216,629

Information Technology – 18.3%
Electronic Equipment, Instruments & Components – 3.7%
Flex Ltd.(b)	748,090	13,877,069
Halma PLC	513,650	16,805,145

		30,682,214

Semiconductors & Semiconductor Equipment – 12.2%
ASML Holding NV	25,830	17,260,171
Infineon Technologies AG	462,522	15,647,136
MediaTek, Inc.	437,000	13,599,675
NXP Semiconductors NV	105,220	19,474,118
STMicroelectronics NV	496,770	21,591,607
Taiwan Semiconductor Manufacturing Co., Ltd.	649,000	13,313,275

		100,885,982

Software – 2.4%
Dassault Systemes SE	401,920	19,745,785

		151,313,981

Health Care – 17.1%
Biotechnology – 1.5%
Abcam PLC(b)	690,350	12,478,133

Health Care Equipment & Supplies – 7.9%
Alcon, Inc.	272,830	21,615,211
ConvaTec Group PLC(c)	2,630,900	7,430,762
Koninklijke Philips NV	450,490	13,737,105
STERIS PLC	95,840	23,171,237

		65,954,315

Health Care Providers & Services – 1.2%
Apollo Hospitals Enterprise Ltd.	167,496	9,940,461

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 4.9%
Danaher Corp.	61,790	$18,124,861
Gerresheimer AG(a)	123,776	9,041,476
Tecan Group AG	33,360	13,188,555

		40,354,892

Pharmaceuticals – 1.6%
Roche Holding AG (Genusschein)	33,427	13,225,789

		141,953,590

Industrials – 14.7%
Aerospace & Defense – 2.0%
Hexcel Corp.	276,290	16,430,966

Commercial Services & Supplies – 1.9%
TOMRA Systems ASA	309,230	15,775,054

Construction & Engineering – 1.0%
WSP Global, Inc.	64,330	8,537,368

Electrical Equipment – 4.2%
Schneider Electric SE (Paris)	74,709	12,542,921
Vestas Wind Systems A/S	768,750	22,551,143

		35,094,064

Machinery – 3.6%
Husqvarna AB - Class B	964,750	10,064,012
SMC Corp.	34,900	19,508,894

		29,572,906

Professional Services – 2.0%
Recruit Holdings Co., Ltd.	376,700	16,366,503

		121,776,861

Consumer Discretionary – 7.6%
Auto Components – 2.9%
Aptiv PLC(b)	110,210	13,193,239
Autoliv, Inc.	139,390	10,654,972

		23,848,211

Automobiles – 1.9%
BYD Co., Ltd.	560,500	15,590,472

Textiles, Apparel & Luxury Goods – 2.8%
Puma SE	145,530	12,376,153
Shenzhou International Group Holdings Ltd.	821,500	10,845,460

		23,221,613

		62,660,296

Materials – 6.7%
Chemicals – 3.3%
Chr Hansen Holding A/S	148,196	10,881,584
Koninklijke DSM NV	90,780	16,239,977

		27,121,561

Containers & Packaging – 3.4%
Huhtamaki Oyj	334,910	11,650,955

Company	Shares			U.S. $ Value
Smurfit Kappa Group PLC		374,360		$16,628,091

				28,279,046

				55,400,607

Consumer Staples – 5.5%
Food Products – 5.5%
Danone SA		236,780		13,080,437
Kerry Group PLC - Class A		111,315		12,449,678
Nestle SA (REG)		155,329		20,195,669

				45,725,784

Utilities – 1.9%
Electric Utilities – 1.9%
Orsted AS(c)		125,190		15,670,221

Energy – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Neste Oyj		338,730		15,443,775

Communication Services – 1.2%
Diversified Telecommunication Services – 1.2%
Cellnex Telecom SA(c)		215,520		10,371,772

Total Common Stocks (cost $698,622,288)				779,533,516

SHORT-TERM INVESTMENTS – 5.4%
Investment Companies – 5.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(d) (e) (f) (cost $42,334,041)		42,334,041		42,334,041

	Principal Amount (000)

Time Deposits – 0.3%
BBH, Grand Cayman (1.30)%, 04/01/2022	CHF	77		83,364
(0.59)%, 04/01/2022	DKK	543		80,824
(0.30)%, 04/01/2022	SEK	8,750		930,590
0.10%, 04/01/2022	NOK	743		84,373
0.25%, 04/01/2022	GBP	60		78,523
5.40%, 04/01/2022	ZAR	0	*	4
Citibank, London (0.78)%, 04/01/2022	EUR	67		73,725
Hong Kong & Shanghai Bank, Hong Kong 0.00%, 04/01/2022	HKD	644		82,259
Royal Bank of Canada, Toronto 0.07%, 04/01/2022	CAD	64		51,239
SEB, Stockholm 0.15%, 04/01/2022	USD	270		270,000
Sumitomo, Tokyo (0.38)%, 04/01/2022	JPY	13,434		110,348

Total Time Deposits (cost $1,845,249)				1,845,249

Company	Shares	U.S. $ Value

Total Short-Term Investments (cost $44,179,290)		$44,179,290

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $742,801,578)		823,712,806

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(d) (e) (f) (cost $3,402,869)	3,402,869	3,402,869

Total Investments – 99.9% (cost $746,204,447)(g)		827,115,675
Other assets less liabilities – 0.1%		1,097,036

Net Assets – 100.0%		$828,212,711

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	55,584	USD	11,580	04/04/2022	$(94,736)
Bank of America, NA	USD	11,732	BRL	55,584	04/04/2022	(57,292)
Bank of America, NA	INR	166,816	USD	2,216	04/07/2022	17,446
Bank of America, NA	CHF	1,899	USD	2,053	04/13/2022	(2,603)
Bank of America, NA	JPY	994,499	USD	8,642	04/28/2022	469,179
Bank of America, NA	USD	8,380	JPY	977,497	04/28/2022	(347,083)
Bank of America, NA	USD	33,319	KRW	39,647,755	04/28/2022	(700,542)
Bank of America, NA	USD	11,490	BRL	55,584	05/03/2022	91,038
Barclays Bank PLC	USD	3,039	INR	229,485	04/07/2022	(14,190)
Barclays Bank PLC	CAD	1,584	USD	1,249	04/22/2022	(18,425)
Barclays Bank PLC	USD	1,629	CAD	2,063	04/22/2022	20,940
Barclays Bank PLC	TWD	100,641	USD	3,685	04/28/2022	168,500
Barclays Bank PLC	USD	2,915	EUR	2,622	05/12/2022	(10,568)
Barclays Bank PLC	CNH	50,160	USD	7,867	05/18/2022	(3,967)
BNP Paribas SA	USD	2,408	TWD	68,437	04/29/2022	(16,490)
BNP Paribas SA	USD	55,193	CNH	353,034	05/18/2022	205,982
BNP Paribas SA	USD	4,189	MXN	85,770	05/19/2022	88,121
BNP Paribas SA	USD	2,952	ILS	9,508	05/25/2022	31,775
Brown Brothers Harriman & Co.	CHF	13,962	USD	15,296	04/13/2022	182,225
Brown Brothers Harriman & Co.	USD	4,851	CAD	6,184	04/22/2022	95,014
Brown Brothers Harriman & Co.	JPY	564,767	USD	4,892	04/28/2022	250,246
Brown Brothers Harriman & Co.	USD	9,733	JPY	1,125,091	04/28/2022	(486,958)
Citibank, NA	INR	62,669	USD	831	04/07/2022	5,008
Citibank, NA	USD	2,152	CAD	2,705	04/22/2022	11,646
Citibank, NA	USD	36,750	AUD	52,036	04/28/2022	2,199,374
Citibank, NA	EUR	4,573	USD	5,182	05/12/2022	117,162
Citibank, NA	EUR	3,442	USD	3,804	05/12/2022	(8,438)
Citibank, NA	CNH	20,973	USD	3,291	05/18/2022	199
Citibank, NA	USD	3,876	GBP	2,939	06/09/2022	(16,180)
Deutsche Bank AG	USD	1,400	CHF	1,303	04/13/2022	10,146
Deutsche Bank AG	NOK	14,413	USD	1,650	06/17/2022	13,362
Goldman Sachs Bank USA	USD	2,281	CAD	2,918	04/22/2022	53,155
JPMorgan Chase Bank, NA	RUB	118,678	USD	1,443	05/06/2022	(187,661)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	924	RUB	118,678	05/06/2022	$707,166
JPMorgan Chase Bank, NA	NOK	83,890	USD	9,597	06/17/2022	72,805
Morgan Stanley Capital Services LLC	BRL	55,584	USD	11,732	04/04/2022	57,292
Morgan Stanley Capital Services LLC	USD	11,008	BRL	55,584	04/04/2022	666,804
Morgan Stanley Capital Services LLC	CHF	1,740	USD	1,888	04/13/2022	4,876
Morgan Stanley Capital Services LLC	USD	5,565	SGD	7,499	04/21/2022	(32,471)
Morgan Stanley Capital Services LLC	USD	7,350	ZAR	112,776	04/21/2022	350,968
Morgan Stanley Capital Services LLC	USD	50,410	CAD	64,095	04/22/2022	855,988
Morgan Stanley Capital Services LLC	JPY	237,443	USD	2,057	04/28/2022	105,752
Morgan Stanley Capital Services LLC	KRW	3,483,917	USD	2,909	04/28/2022	43,236
Morgan Stanley Capital Services LLC	USD	19,467	TWD	534,569	04/28/2022	(790,956)
Morgan Stanley Capital Services LLC	USD	6,791	EUR	6,212	05/12/2022	89,646
Morgan Stanley Capital Services LLC	USD	11,645	GBP	8,914	06/09/2022	61,254
Royal Bank of Scotland PLC	USD	1,891	AUD	2,575	04/28/2022	36,878
Royal Bank of Scotland PLC	SEK	92,320	USD	9,839	06/17/2022	1,469
Standard Chartered Bank	TWD	236,739	USD	8,542	04/28/2022	271,267
Standard Chartered Bank	USD	73,038	JPY	8,391,689	04/28/2022	(4,074,985)
UBS AG	CHF	1,587	USD	1,730	04/13/2022	12,021
UBS AG	CHF	15,035	USD	16,260	04/13/2022	(15,718)
UBS AG	USD	1,472	CHF	1,358	04/13/2022	(1,564)
UBS AG	CAD	3,840	USD	3,011	04/22/2022	(60,544)
UBS AG	AUD	2,330	USD	1,718	04/28/2022	(26,376)
UBS AG	KRW	1,970,179	USD	1,639	04/28/2022	18,524
UBS AG	USD	3,987	JPY	458,151	04/28/2022	(222,279)
UBS AG	EUR	100,278	USD	114,746	05/12/2022	3,674,842

						$3,871,280

*	Principal amount less than 500.
(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $33,472,755 or 4.0% of net assets.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $135,073,987 and gross unrealized depreciation of investments was $(50,291,479), resulting in net unrealized appreciation of $84,782,508.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2022 (unaudited)

13.9%	United States
11.0%	Switzerland
8.1%	Netherlands
7.5%	United Kingdom
6.6%	France
6.1%	Germany
6.0%	Denmark
4.6%	Sweden
4.4%	Japan
3.7%	India
3.5%	Ireland
3.2%	Finland
3.2%	Taiwan
12.8%	Other
5.4%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 3.2% or less in the following: Austria, Canada, China, Hong Kong, Indonesia, Norway and Spain.

AB Sustainable International Thematic Fund

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$16,937,146	$142,279,483		$-0-	$159,216,629
Information Technology	33,351,187	117,962,794		-0-	151,313,981
Health Care	41,296,098	100,657,492		-0-	141,953,590
Industrials	24,968,334	96,808,527		-0-	121,776,861
Consumer Discretionary	23,848,211	38,812,085		-0-	62,660,296
Materials	-0-	55,400,607		-0-	55,400,607
Consumer Staples	12,449,678	33,276,106		-0-	45,725,784
Utilities	-0-	15,670,221		-0-	15,670,221
Energy	-0-	15,443,775		-0-	15,443,775
Communication Services	-0-	10,371,772		-0-	10,371,772
Short-Term Investments:
Investment Companies	42,334,041	-0-		-0-	42,334,041
Time Deposits	-0-	1,845,249		-0-	1,845,249
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund	3,402,869	-0-		-0-	3,402,869

Total Investments in Securities	198,587,564	628,528,111	†	-0-	827,115,675
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	11,061,306		-0-	11,061,306
Liabilities
Forward Currency Exchange Contracts	-0-	(7,190,026)		-0-	(7,190,026)

Total	$198,587,564	$632,399,391		$-0-	$830,986,955

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2022 is as follows:

Fund	Market Value 6/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$39,187	$215,617	$212,470	$42,334	$7
Government Money Market Portfolio*	13,284	71,113	80,994	3,403	1

Total				$45,737	$8

*	Investment of cash collateral for securities lending transactions.